Note 10 - Income Tax Provision (Details Textual) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Statement Line Items [Line Items]
Tax expense (income)	$ 2,854	$ 3,205	$ 7,053	$ 6,166
Applicable tax rate			27.00%	27.00%